ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Current asset retirement obligations	$ 225	$ 119